CAPITALIZATION	12 Months Ended
Jul. 31, 2018
Stockholders' Equity Note [Abstract]
CAPITALIZATION

12. CAPITALIZATION:

The Company is capitalized entirely through common stock with identical voting rights and rights to liquidation. Treasury stock is recorded at cost and consists of 162,517 shares at July 31, 2018 and at July 31, 2017.